Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Cash flow from operations:
Net income (loss)	$ (47)	$ 235	[1]	$ (66)		$ (149)	$ (570)
Income (loss) from discontinued operations		311	[1]	331		(80)	(156)
Income (loss) from continuing operations	(47)	(76)		(397)		(69)	(414)
Reconciliation of income (loss) from continuing operations to cash flow from (used in) operations:
Depreciation and amortization	160	172		672		706	726
Goodwill impairment charge				385		48	205
Deferred income tax provision (benefit)	(31)	34		(80)		(156)	(84)
Stock compensation expense	11	11		38		33	29
Amortization of deferred financing costs and debt discount	16	12		36		40	43
Loss on extinguishment of debt	5	15		82		3	58
Other noncash items		(2)		(1)		2	3
Accounts receivable and other current assets	102	82		51		75	25
Accounts payable and accrued expenses	(58)	(179)		(128)		(36)	28
Clearing broker assets and liabilities, net				33		(14)	18
Deferred revenue	21	1		(46)		(26)	(36)
Cash flow from (used in) continuing operations	179	70		645		606	601
Cash flow from (used in) discontinued operations		5		(401)		72	120
Cash flow from (used in) operations	179	75		244		678	721
Investment activities:
Cash paid for acquired businesses, net of cash acquired	(1)	(6)		(40)		(35)	(82)
Cash paid for property and equipment and software	(46)	(60)		(260)		(276)	(298)
Other investing activities	1	3		3		(4)	4
Cash provided by (used in) continuing operations	(46)	(63)		(297)		(315)	(376)
Cash provided by (used in) discontinued operations		1,740		1,758		(11)	116
Cash used in investment activities	(46)	1,677		1,461		(326)	(260)
Financing activities:
Cash received from borrowings, net of fees	2,174	(19)		1,715		1	1,633
Cash used to repay debt	(2,302)	(1,225)		(2,946)		(239)	(1,924)
Premium paid to retire debt				(48)			(41)
Dividends paid	(1)			(724)
Other financing activities	(6)	(10)		(36)		(15)	(12)
Cash provided by (used in) continuing operations	(134)	(1,254)		(2,039)		(253)	(344)
Cash provided by (used in) discontinued operations
Cash provided by (used in) financing activities	(134)	(1,254)		(2,039)		(253)	(344)
Effect of exchange rate changes on cash	(8)	7		7		(4)	(3)
Increase (decrease) in cash and cash equivalents	(9)	505		(327)		95	114
Beginning cash and cash equivalents	546	873		873		778	664
Ending cash and cash equivalents	537	1,378		546		873	778
Supplemental information:
Interest paid	49	101		444		496	639
Income taxes paid, net of refunds	$ 29	$ 19		$ 482	[2]	$ 37	$ 43

[1]	Includes a pre-tax gain on sale of HE of $563 million.
[2]	Approximately $400 million is related to the sale of HE and the income tax provision was included in discontinued operations.